Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Long-term debt (1)	$—	$451.8	$—	$—	$—	$—	$451.8
Transportation	7.1	5.4	2.9	2.5	2.1	5.6	25.6
Power infrastructure	6.7	3.2	—	—	—	—	9.9
Interest obligations	30.0	28.1	—	—	—	—	58.1
Office lease	10.0	10.0	10.0	10.0	0.8	—	40.8
Lease liability	4.9	3.5	0.8	0.2	0.1	5.0	14.5
Decommissioning liability	7.3	12.4	3.5	3.3	3.1	40.9	70.5

Total	$66.0	$514.4	$17.2	$16.0	$6.1	$51.5	$671.2

(1)
Based on agreements signed subsequent to December 31, 2020, the 2022 figure includes $395.0 million related to the syndicated credit facility and non-revolving term loan that is due for renewal in 2022 and $60.3 million of senior notes set to mature in 2022. Refer to Note 7 for further details. Historically, the Company has successfully renewed its syndicated credit facility.